Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Related Party Transactions [Abstract]
Revenues	$ 10,446	$ 13,733	$ 34,664	$ 38,651
Vessel operating expenses	(8,108)	(8,889)	(23,741)	(26,951)
General and administrative	(9,809)	(7,469)	(24,189)	(22,817)
Interest expense	$ (6,946)	$ (6,927)	$ (20,840)	$ (15,409)